Intangible assets and goodwill - Acquisition or manufacturing costs of intangible assets and goodwill (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	€ 1,362,327
Additions - amortization	(137,184)	€ (152,333)	€ (169,017)
Balance at the end of the period	1,370,080	1,362,327
Capitalized development costs	91,066	74,840
Reconciliation of goodwill
Balance at the beginning of the period	14,650,008
Balance at the end of the period	15,170,652	14,650,008
Intangible assets
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	1,362,327
Balance at the end of the period	1,370,080	1,362,327
Amortizable intangible assets
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	1,097,532
Balance at the end of the period	1,079,298	1,097,532
Non-compete agreements
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	13,039
Balance at the end of the period	9,156	13,039
Technology
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	359,053
Balance at the end of the period	328,149	359,053
Licenses and distribution agreements
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	9,981
Balance at the end of the period	7,958	9,981
Customer relationships
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	44,771
Balance at the end of the period	42,248	44,771
Construction in progress
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	350,652
Balance at the end of the period	417,861	350,652
Internally developed intangibles
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	192,878
Balance at the end of the period	181,418	192,878
Other
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	127,158
Balance at the end of the period	92,508	127,158
Non-amortizable intangible assets
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	264,795
Balance at the end of the period	290,782	264,795
Trade names
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	223,895
Balance at the end of the period	252,386	223,895
Management contracts
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	1,026
Balance at the end of the period	1,042	1,026
Emission certificates
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	39,874
Balance at the end of the period	37,354	39,874
Goodwill
Reconciliation of goodwill
Balance at the beginning of the period	14,650,008
Balance at the end of the period	15,170,652	14,650,008
Gross carrying amount | Intangible assets
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	2,785,627	2,868,557
Foreign currency translation	88,100	(76,171)
Changes in consolidation group	(7,295)	(5,685)
Additions	106,466	108,307
Reclassifications	(20,155)	(20,548)
Disposals	(686,595)	(88,833)
Balance at the end of the period	2,266,148	2,785,627	2,868,557
Gross carrying amount | Amortizable intangible assets
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	2,517,555	2,561,742
Foreign currency translation	73,265	(67,240)
Changes in consolidation group	(7,308)	(6,985)
Additions	106,466	90,192
Reclassifications	(33,828)	523
Disposals	(682,775)	(60,677)
Balance at the end of the period	1,973,375	2,517,555	2,561,742
Gross carrying amount | Non-compete agreements
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	328,688	351,773
Foreign currency translation	7,074	(11,615)
Changes in consolidation group	(1,905)	(216)
Additions	394
Reclassifications	(4,301)	(9,369)
Disposals	(296,205)	(1,885)
Disposals of fully-amortized intangibles from prior periods	(280,839)
Balance at the end of the period	33,745	328,688	351,773
Gross carrying amount | Technology
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	664,620	686,129
Foreign currency translation	37,955	(21,525)
Additions		10
Reclassifications	(73)	9
Disposals	(1,117)	(3)
Balance at the end of the period	701,385	664,620	686,129
Gross carrying amount | Licenses and distribution agreements
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	162,687	168,721
Foreign currency translation	2,741	(5,762)
Changes in consolidation group	(4)	(25)
Additions	610
Reclassifications	(295)	(8)
Disposals	(90,104)	(239)
Disposals of fully-amortized intangibles from prior periods	(90,044)
Balance at the end of the period	75,635	162,687	168,721
Gross carrying amount | Customer relationships
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	71,484	75,017
Foreign currency translation	3,280	(3,123)
Changes in consolidation group		(410)
Disposals	(189)
Balance at the end of the period	74,575	71,484	75,017
Gross carrying amount | Construction in progress
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	350,991	359,572
Foreign currency translation	8,341	(6,991)
Changes in consolidation group		831
Additions	82,252	77,414
Reclassifications	(22,731)	(31,699)
Disposals	(992)	(48,136)
Balance at the end of the period	417,861	350,991	359,572
Gross carrying amount | Internally developed intangibles
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	527,282	506,346
Foreign currency translation	10,284	(7,486)
Changes in consolidation group	(277)	(484)
Additions	17,984	6,078
Reclassifications	20,578	24,762
Disposals	(150,624)	(1,934)
Disposals of fully-amortized intangibles from prior periods	(102,244)
Balance at the end of the period	425,227	527,282	506,346
Gross carrying amount | Other
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	411,803	414,184
Foreign currency translation	3,590	(10,738)
Changes in consolidation group	(5,122)	(6,681)
Additions	5,226	6,690
Reclassifications	(27,006)	16,828
Disposals	(143,544)	(8,480)
Disposals of fully-amortized intangibles from prior periods	(119,358)
Balance at the end of the period	244,947	411,803	414,184
Gross carrying amount | Non-amortizable intangible assets
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	268,072	306,815
Foreign currency translation	14,835	(8,931)
Changes in consolidation group	13	1,300
Additions		18,115
Reclassifications	13,673	(21,071)
Disposals	(3,820)	(28,156)
Balance at the end of the period	292,773	268,072	306,815
Gross carrying amount | Trade names
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	225,664	282,435
Foreign currency translation	14,788	(8,844)
Changes in consolidation group		1,300
Reclassifications	13,673	(21,071)
Disposals	(1,300)	(28,156)
Balance at the end of the period	252,825	225,664	282,435
Gross carrying amount | Management contracts
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	2,534	2,621
Foreign currency translation	47	(87)
Changes in consolidation group	13
Balance at the end of the period	2,594	2,534	2,621
Gross carrying amount | Emission certificates
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	39,874	21,759
Additions		18,115
Disposals	(2,520)
Balance at the end of the period	37,354	39,874	21,759
Gross carrying amount | Goodwill
Reconciliation of goodwill
Balance at the beginning of the period	15,247,800	16,405,013
Foreign currency translation	812,893	(557,044)
Changes in consolidation group	(81,891)	(41,750)
Reclassifications	(307,062)	(558,419)
Balance at the end of the period	15,671,740	15,247,800	16,405,013
Accumulated depreciation / amortization / impairment | Intangible assets
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(1,423,300)	(1,349,880)
Foreign currency translation	(33,892)	38,597
Changes in consolidation group	6,598	5,259
Additions - amortization	(137,184)	(152,333)
Impairment loss	(9,666)	(24,646)
Reclassifications	19,758	20,493
Disposals	681,618	39,210
Balance at the end of the period	(896,068)	(1,423,300)	(1,349,880)
Accumulated depreciation / amortization / impairment | Amortizable intangible assets
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(1,420,023)	(1,318,526)
Foreign currency translation	(33,878)	38,042
Changes in consolidation group	6,598	6,559
Additions - amortization	(137,184)	(152,333)
Impairment loss	(9,666)	(24,646)
Reclassifications	19,758	19,827
Disposals	680,318	11,054
Balance at the end of the period	(894,077)	(1,420,023)	(1,318,526)
Accumulated depreciation / amortization / impairment | Non-compete agreements
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(315,649)	(329,837)
Foreign currency translation	(6,546)	11,103
Changes in consolidation group	1,900	414
Additions - amortization	(4,689)	(7,255)
Impairment loss	(55)	(184)
Reclassifications	4,275	8,553
Disposals	296,175	1,557
Disposals of fully-amortized intangibles from prior periods	280,839
Balance at the end of the period	(24,589)	(315,649)	(329,837)
Accumulated depreciation / amortization / impairment | Technology
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(305,567)	(262,399)
Foreign currency translation	(17,469)	8,030
Additions - amortization	(51,300)	(51,198)
Reclassifications	(17)
Disposals	1,117
Balance at the end of the period	(373,236)	(305,567)	(262,399)
Accumulated depreciation / amortization / impairment | Licenses and distribution agreements
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(152,706)	(133,424)
Foreign currency translation	(2,493)	5,232
Changes in consolidation group	2	20
Additions - amortization	(2,772)	(2,423)
Impairment loss		(22,363)
Reclassifications	200	(2)
Disposals	90,092	254
Disposals of fully-amortized intangibles from prior periods	90,044
Balance at the end of the period	(67,677)	(152,706)	(133,424)
Accumulated depreciation / amortization / impairment | Customer relationships
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(26,713)	(23,486)
Foreign currency translation	(1,139)	1,233
Changes in consolidation group		224
Additions - amortization	(4,652)	(4,684)
Disposals	177
Balance at the end of the period	(32,327)	(26,713)	(23,486)
Accumulated depreciation / amortization / impairment | Construction in progress
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(339)
Foreign currency translation	(7)	8
Impairment loss		(347)
Disposals	346
Balance at the end of the period		(339)
Accumulated depreciation / amortization / impairment | Internally developed intangibles
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(334,404)	(285,358)
Foreign currency translation	(5,783)	5,983
Changes in consolidation group	151	256
Additions - amortization	(52,695)	(56,487)
Impairment loss	(1,291)	(82)
Reclassifications	1,292	(421)
Disposals	148,921	1,705
Disposals of fully-amortized intangibles from prior periods	102,244
Balance at the end of the period	(243,809)	(334,404)	(285,358)
Accumulated depreciation / amortization / impairment | Other
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(284,645)	(284,022)
Foreign currency translation	(441)	6,453
Changes in consolidation group	4,545	5,645
Additions - amortization	(21,076)	(30,286)
Impairment loss	(8,320)	(1,670)
Reclassifications	14,008	11,697
Disposals	143,490	7,538
Disposals of fully-amortized intangibles from prior periods	119,358
Balance at the end of the period	(152,439)	(284,645)	(284,022)
Accumulated depreciation / amortization / impairment | Non-amortizable intangible assets
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(3,277)	(31,354)
Foreign currency translation	(14)	555
Changes in consolidation group		(1,300)
Reclassifications		666
Disposals	1,300	28,156
Balance at the end of the period	(1,991)	(3,277)	(31,354)
Accumulated depreciation / amortization / impairment | Trade names
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(1,769)	(29,794)
Foreign currency translation	30	503
Changes in consolidation group		(1,300)
Reclassifications		666
Disposals	1,300	28,156
Balance at the end of the period	(439)	(1,769)	(29,794)
Accumulated depreciation / amortization / impairment | Management contracts
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(1,508)	(1,560)
Foreign currency translation	(44)	52
Balance at the end of the period	(1,552)	(1,508)	(1,560)
Accumulated depreciation / amortization / impairment | Goodwill
Reconciliation of goodwill
Balance at the beginning of the period	(597,792)	(613,832)
Foreign currency translation	(4,723)	20,953
Changes in consolidation group	32,633	52,505
Impairment loss	(62,189)	(57,488)
Reclassifications	130,983	70
Balance at the end of the period	(501,088)	(597,792)	€ (613,832)
Hyperinflationary economies | Intangible assets
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	13,773
Balance at the end of the period	10,226	13,773
Hyperinflationary economies | Amortizable intangible assets
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	13,773
Balance at the end of the period	10,226	13,773
Hyperinflationary economies | Non-compete agreements
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	109
Balance at the end of the period	171	109
Hyperinflationary economies | Licenses and distribution agreements
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	117
Balance at the end of the period	224	117
Hyperinflationary economies | Construction in progress
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	649
Balance at the end of the period	737	649
Hyperinflationary economies | Internally developed intangibles
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	1,371
Balance at the end of the period	95	1,371
Hyperinflationary economies | Other
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	11,527
Balance at the end of the period	8,999	11,527
Hyperinflationary economies | Goodwill
Reconciliation of goodwill
Balance at the beginning of the period	26,798
Balance at the end of the period	26,735	26,798
Hyperinflationary economies | Gross carrying amount | Intangible assets
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	23,538
Balance at the end of the period	12,056	23,538
Hyperinflationary economies | Gross carrying amount | Amortizable intangible assets
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	23,538
Balance at the end of the period	12,056	23,538
Hyperinflationary economies | Gross carrying amount | Non-compete agreements
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	783
Balance at the end of the period	816	783
Hyperinflationary economies | Gross carrying amount | Licenses and distribution agreements
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	533
Balance at the end of the period	582	533
Hyperinflationary economies | Gross carrying amount | Construction in progress
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	649
Balance at the end of the period	737	649
Hyperinflationary economies | Gross carrying amount | Internally developed intangibles
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	3,214
Balance at the end of the period	230	3,214
Hyperinflationary economies | Gross carrying amount | Other
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	18,359
Balance at the end of the period	9,691	18,359
Hyperinflationary economies | Gross carrying amount | Goodwill
Reconciliation of goodwill
Balance at the beginning of the period	60,797
Balance at the end of the period	27,257	60,797
Hyperinflationary economies | Accumulated depreciation / amortization / impairment | Intangible assets
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(9,765)
Balance at the end of the period	(1,830)	(9,765)
Hyperinflationary economies | Accumulated depreciation / amortization / impairment | Amortizable intangible assets
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(9,765)
Balance at the end of the period	(1,830)	(9,765)
Hyperinflationary economies | Accumulated depreciation / amortization / impairment | Non-compete agreements
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(674)
Balance at the end of the period	(645)	(674)
Hyperinflationary economies | Accumulated depreciation / amortization / impairment | Licenses and distribution agreements
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(416)
Balance at the end of the period	(358)	(416)
Hyperinflationary economies | Accumulated depreciation / amortization / impairment | Internally developed intangibles
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(1,843)
Balance at the end of the period	(135)	(1,843)
Hyperinflationary economies | Accumulated depreciation / amortization / impairment | Other
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(6,832)
Balance at the end of the period	(692)	(6,832)
Hyperinflationary economies | Accumulated depreciation / amortization / impairment | Goodwill
Reconciliation of goodwill
Balance at the beginning of the period	(33,999)
Balance at the end of the period	€ (522)	€ (33,999)